Other Income (Tables)	6 Months Ended
Jun. 30, 2025
Other Income.
Schedule of other income

	(Unaudited) For the six-month
	period ended 30 June
	2025	2024
	USD	USD
Other income	434,165	273,088
	434,165	273,088